Stock-Based Compensation - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of times the average price of common shares of the preceding month on the date of grant	1.05
Stock options, exercise period, years	4 years
Number of types of stock options granted with varying exercise prices and exercise periods to the directors and employees under a stock option plan approved by the Board of Directors	89
Stock options granted	2,521,000	4,033,046	308,000
Stock based compensation expense	¥ 861	¥ 583	¥ 165
Tax related benefit	235	153	61
Deferred tax assets	214	328
Weighted average fair value per share for stock options granted	¥ 347	¥ 448	¥ 535
Total fair value of shares vested	583	1,244	141
Cash proceeds from options exercised	472
Total intrinsic values of options exercised	131
Options outstanding, aggregate intrinsic value	523
Options exercisable, aggregate intrinsic value	¥ 178
Verigy
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted	2,387,046
Exercise price of options granted, lower limit	¥ 620
Exercise price of options granted, upper limit	¥ 2,748
Verigy | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date of stock options	Jul. 29, 2011
Verigy | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date of stock options	Jan. 31, 2018